Expense Example - Nuveen Mid Cap Value 1 Fund	Oct. 31, 2024 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 684
Expense Example, with Redemption, 3 Years	928
Expense Example, with Redemption, 5 Years	1,195
Expense Example, with Redemption, 10 Years	1,957
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	191
Expense Example, with Redemption, 3 Years	606
Expense Example, with Redemption, 5 Years	1,050
Expense Example, with Redemption, 10 Years	2,285
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	296
Expense Example, with Redemption, 5 Years	524
Expense Example, with Redemption, 10 Years	1,178
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	255
Expense Example, with Redemption, 5 Years	453
Expense Example, with Redemption, 10 Years	$ 1,025